Employee benefits - Other disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Expected defined benefit plan contributions for 2018	$ 343,000
Amount recognized as expense in respect of defined contribution plan		$ 3,694,000	$ 2,394,000	$ 2,626,000